Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

December 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
Invesco Alternative Strategies Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Moderate Allocation Fund and Invesco Multi-Asset Inflation Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on December 13, 2016 (Accession Number: 0001193125-16-791893).

Please contact the undersigned at (713) 214-7888, if you have any questions regarding this filing.

Very truly yours,

/s/ Peter Davidson

Peter Davidson Assistant General Counsel